UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08527

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein International Research

Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Financials - 29.6%
Banking - Money Center - 1.4%
Standard Chartered PLC	145,854	$4,508,079

Capital Markets - 13.9%
BlueBay Asset Management/United Kingdom (a)	220,757	2,014,547
Credit Suisse Group	162,834	12,779,668
Macquarie Bank Ltd.	83,814	6,005,911
Man Group PLC	298,336	3,340,504
Nomura Holdings, Inc.	289,500	5,532,693
Partners Group (a)	28,171	3,555,911
UBS AG (Swiss Virt-X)	155,052	10,076,666

		43,305,900

Commercial Banks - 10.6%
Allied Irish Banks PLC	94,907	2,865,749
Anglo Irish Bank Corp. PLC (London Exchange)	162,728	3,655,730
Banco Bilbao Vizcaya Argentaria SA	109,721	2,623,493
Bank Mandiri Persero Tbk PT	5,452,500	1,819,218
BNP Paribas SA	21,078	2,445,273
China Construction Bank Corp.-Class H	5,482,000	3,317,695
Industrial & Commercial Bank of China, Ltd.-Class H (a)	5,650,000	3,070,143
Investimentos Itau, SA	325,050	1,776,404
Malayan Banking Berhad	829,600	2,893,103
Turkiye Is Bankasi-Class C	376,357	1,777,223
UniCredito Italiano SpA	653,070	6,709,846

		32,953,877

Diversified Financial Services - 1.0%
Deutsche Boerse AG (a)	6,391	1,498,274
IG Group Holdings PLC	268,026	1,630,479

		3,128,753

Insurance - 2.7%
QBE Insurance Group Ltd.	233,488	5,921,065
Swiss Reinsurance	25,250	2,373,500

		8,294,565

		92,191,174

Consumer Discretionary - 10.8%
Auto Components - 0.6%
Denso Corp.	52,200	1,845,618

Automobiles - 2.2%
Fiat SpA (a)	174,276	5,119,865
Suzuki Motor Corp.	57,600	1,637,541

		6,757,406

Hotels Restaurants & Leisure - 2.1%
Accor, SA	23,861	2,247,524
Punch Taverns PLC	164,695	4,253,368

		6,500,892

Household Durables - 1.4%
Daiwa House Industry Co. Ltd.	78,000	1,222,652
Gafisa SA (ADR) (a)	41,600	1,164,800
Sony Corp.	25,400	1,350,700
Urbi Desarrollos Urbanos SA de C.V. (a)	142,000	593,185

		4,331,337

Leisure Equipment & Products - 0.3%
Largan Precision Co., Ltd.	83,000	937,987

Media - 2.7%
Eutelsat Communications	37,600	930,512
Grupo Televisa, SA (ADR)	63,200	1,772,760
Pearson PLC	100,355	1,716,636
Premiere AG (a)	74,984	1,582,997
WPP Group PLC	164,658	2,437,956

		8,440,861

Specialty Retail - 0.6%
Inditex SA	28,783	1,770,704

Textiles Apparel & Luxury Goods - 0.9%
Geox SpA	162,699	2,974,321

		33,559,126

Energy - 9.1%
Energy Equipment & Services - 3.1%
Schlumberger, Ltd.	22,300	1,646,409
Tenaris SA (ADR)	77,400	3,588,264
WorleyParsons Ltd.	193,940	4,404,598

		9,639,271

Oil, Gas & Consumable Fuels - 6.0%
Addax Petroleum Corp.	8,017	312,402
China Shenhua Energy Co. Ltd.-Class H	1,352,000	3,341,112
LUKOIL (ADR)	23,795	1,864,081
OAO Gazprom (ADR)	83,582	3,330,743
Petroleo Brasileiro SA (NY) (ADR)	46,500	4,148,730
Total SA	79,562	5,865,172

		18,862,240

		28,501,511

Materials - 8.7%
Chemicals - 1.6%
Bayer AG	30,441	2,094,098
Hitachi Chemical Co., Ltd.	89,100	1,957,691
Nitto Denko Corp.	22,200	979,786

		5,031,575

Metals & Mining - 5.0%
Cia Vale do Rio Doce (Sponsored) (ADR)	185,600	6,345,664
Minara Resources Ltd.	324,254	1,979,341
MMC Norilsk Nickel (ADR)	5,220	1,007,460
Xstrata PLC	120,612	6,276,334

		15,608,799

Mining & Metals - 2.1%
Rio Tinto PLC	107,404	6,526,456

		27,166,830

Industrials - 8.6%
Aerospace & Defense - 0.9%
BAE Systems PLC	295,870	2,682,073

Airlines - 0.4%
easyJet PLC (a)	85,402	1,200,026

Building Products - 1.1%
Asahi Glass Co. Ltd.	137,000	1,842,886
Cie de Saint-Gobain	14,871	1,587,924

		3,430,810

Commercial Services & Supplies - 0.5%
Michael Page International PLC	147,859	1,692,554

Construction & Engineering - 1.1%
Vinci, SA	22,454	3,611,804

Electrical Equipment - 0.5%
ABB Ltd.	75,384	1,506,376

Machinery - 2.9%
Atlas Copco AB-Class A	131,811	5,003,729
NGK Insulators Ltd.	40,000	873,035
NSK Ltd.	211,000	2,041,940
Tata Motors Ltd.	59,429	1,075,391

		8,994,095

Trading Companies & Distributors - 1.2%
Mitsui & Co. Ltd.	202,000	3,632,291

		26,750,029

Health Care - 8.0%
Health Care Equipment & Supplies - 1.9%
Essilor International, SA	35,874	4,324,284
Nobel Biocare Holding AG	4,877	1,755,917

		6,080,201

Pharmaceuticals - 6.1%
Daiichi Sankyo Co. Ltd.	39,400	1,175,453
Merck KGaA	12,005	1,594,096
Novartis AG	91,172	5,296,703
Roche Holding AG	28,907	5,443,393
Sanofi-Aventis	31,699	2,901,633
Shionogi & Co Ltd.	55,000	1,071,838
Teva Pharmaceutical Industries, Ltd. (ADR)	40,400	1,547,724

		19,030,840

		25,111,041

Consumer Staples - 7.6%
Beverages - 1.8%
Fomento Economico Mexicano SAB de CV (ADR)	20,500	2,207,645
Pernod-Ricard, SA	15,807	3,365,888

		5,573,533

Food Products - 2.5%
China Mengniu Dairy Co Ltd.	491,000	1,488,673
Nestle, SA	16,248	6,432,071

		7,920,744

Personal Products - 1.8%
Kose Corp.	60,200	1,677,477
L’Oreal SA	32,063	3,837,097

		5,514,574

Tobacco - 1.5%
Altadis SA	35,443	2,314,118
British American Tobacco PLC	79,546	2,462,009

		4,776,127

		23,784,978

Information Technology - 6.3%
Communications Equipment - 1.6%
Nokia OYJ	203,650	5,137,295

Electronic Equipment & Instruments - 0.6%
AU Optronics Corp.	490,000	772,524
Hoya Corp.	38,400	1,179,998

		1,952,522

IT Services - 2.4%
CapGemini, SA	27,732	2,097,602
Infosys Technologies, Ltd.	50,708	2,503,110
LogicaCMG PLC	406,594	1,483,032
Otsuka Corp.	13,000	1,253,793

		7,337,537

Office Electronics - 1.0%
Canon, Inc.	57,600	3,231,610

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV (a)	35,222	956,834
Novatek Microelectronics Corp. Ltd.	220,000	1,081,714

		2,038,548

		19,697,512

Telecommunication Services - 5.8%
Cellular Communications - 0.4%
Vimpel-Communications (ADR) (a)	11,400	1,103,064

Communication Services - 0.7%
Iliad SA	12,662	1,281,424
Neuf Cegetel (a)	22,741	924,448

		2,205,872

Diversified Telecommunication Services - 1.8%
Telefonica SA	158,058	3,550,213
Telekom Austria AG	73,736	2,085,348

		5,635,561

Wireless Telecommunication Services - 2.9%
America Movil SA de CV Series L (ADR)	33,900	1,780,767
Bharti Airtel Ltd. (a)	79,111	1,549,277
China Mobile Ltd.	189,500	1,706,835
Orascom Telecom Holding SAE (GDR) (b)	13,424	903,435
Vodafone Group PLC	1,114,223	3,169,935

		9,110,249

		18,054,746

Utilities - 0.7%
Independent Power Producers & Energy Traders - 0.7%
NTPC Ltd.	555,100	2,142,740

Consumer Services - 0.5%
Hotels Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. (ADR)	20,200	1,432,584

Total Common Stocks
(cost $220,567,904)		298,392,271

RIGHTS - 0.0%
Investimentos Itau (a)
(cost $3,412)	3,014	0

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENTS - 3.2%
Time Deposit - 3.2%
BNP Paribas
5.28%, 5/01/07
(cost $10,000,000)	$10,000	10,000,000

Total Investments - 98.9%
(cost $230,571,316)		308,392,271
Other assets less liabilities - 1.1%		3,514,788

Net Assets - 100.0%		$311,907,059

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $903,435 or 0.3% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poors. The fund components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. The GICS structure consists of 10 sectors, 24 industry groups, 64 industries and 139 sub-industries.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein International Research

Growth Fund

April 30, 2007 (unaudited)

Summary

16.0%	Switzerland
14.7%	United Kingdom
11.5%	France
10.5%	Japan
5.9%	Australia
4.8%	Italy
4.4%	Brazil
4.1%	China
3.3%	Spain
2.4%	Russia
2.4%	India
2.2%	Germany
2.1%	Ireland
12.5%	Other
3.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of April 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 2.1% or less in the following countries: (none), Argentina, Austria, Canada, Egypt, Finland, Hong Kong, Indonesia, Israel, Luxembourg, Malaysia, Mexico, Netherlands, Netherlands Antilles, Sweden, Taiwan, Turkey.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Research Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: June 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2007

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